Income taxes - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Liability for unrecognized tax benefit	$ 222.2	$ 217.6
Items generating unrecognized tax benefits	202.0	202.1
Interest and related penalties	$ 20.2	$ 15.5